Annual Fund Operating Expenses - First Trust Municipal CEF Income Opportunity ETF - First Trust Municipal CEF Income Opportunity ETF	Jan. 03, 2022
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	1.42%
Total Annual Fund Operating Expenses	2.17%